Cash and cash equivalents - Non-cash transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cash and cash equivalents
Remeasurement of asset retirement obligation	$ 14,874	$ 28,337
Additions to right-of-use assets	5,785	$ 3,517
Liabilities to increase property, plant and equipment	$ 4,137